Tema Obesity and Cardiometabolic ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Biotechnology - 54.3%(a)
Akero Therapeutics, Inc.(b)	35,729	$672,420
Alnylam Pharmaceuticals, Inc.(b)	11,953	1,774,184
Amgen, Inc.	11,759	3,596,490
Arcturus Therapeutics Holdings, Inc.(b)	25,994	1,008,827
Arrowhead Pharmaceuticals, Inc.(b)	54,321	1,246,667
Ascendis Pharma AS - ADR(b)	9,756	1,318,036
Bridgebio Pharma, Inc.(b)	70,411	1,972,212
Crinetics Pharmaceuticals, Inc.(b)	41,159	1,827,871
Cytokinetics, Inc.(b)	41,564	2,016,270
Intellia Therapeutics, Inc.(b)	64,447	1,377,877
Ionis Pharmaceuticals, Inc.(b)	33,695	1,265,921
Keros Therapeutics, Inc.(b)	19,696	923,151
Madrigal Pharmaceuticals, Inc.(b)	4,138	977,230
Mereo Biopharma Group PLC - ADR(b)	533,664	1,841,141
Mineralys Therapeutics, Inc.(b)	65,453	835,835
Mirum Pharmaceuticals, Inc.(b)	37,081	891,056
Rocket Pharmaceuticals, Inc.(b)	79,916	1,703,809
Silence Therapeutics PLC - ADR(b)	33,415	701,381
Skye Bioscience, Inc.(b)	15,862	184,158
Soleno Therapeutics, Inc.(b)	11,639	489,769
Tenaya Therapeutics, Inc.(b)	140,273	590,549
Ultragenyx Pharmaceutical, Inc.(b)	43,973	1,765,076
Vertex Pharmaceuticals, Inc.(b)	8,684	3,954,173
Verve Therapeutics, Inc.(b)	46,105	239,285
Viking Therapeutics, Inc.(b)	19,087	1,188,357
Zealand Pharma AS(b)	9,337	868,599
		35,230,344

Health Care Equipment & Supplies - 22.9%
Boston Scientific Corp.(b)	23,664	1,788,289
Dexcom, Inc.(b)	21,594	2,564,719
Edwards Lifesciences Corp.(b)	23,425	2,035,398
Inari Medical, Inc.(b)	40,451	2,022,550
Insulet Corp.(b)	11,020	1,952,634
Masimo Corp.(b)	12,132	1,510,434
Medtronic PLC	22,848	1,859,142
Omnicell, Inc.(b)	35,000	1,140,650
		14,873,816

Insurance - 1.1%
Oscar Health, Inc. - Class A(b)	36,378	726,105

Life Sciences Tools & Services - 2.1%
West Pharmaceutical Services, Inc.	4,034	1,336,908

Pharmaceuticals - 17.9%
Bristol-Myers Squibb Co.	25,587	1,051,370
Chugai Pharmaceutical Co. Ltd.	53,244	1,618,666
Eli Lilly & Co.	4,211	3,454,452
Novartis AG	17,804	1,838,309
Novo Nordisk AS	24,418	3,293,835
Structure Therapeutics, Inc. - ADR(b)	11,269	385,400
		11,642,032
TOTAL COMMON STOCKS (Cost $63,020,978)		63,809,205

SHORT-TERM INVESTMENTS - 2.3%	Shares	Value
Money Market Funds - 2.3%
First American Treasury Obligations Fund - Class X, 5.22%(c)	1,461,720	1,461,720
TOTAL SHORT-TERM INVESTMENTS (Cost $1,461,720)		1,461,720

TOTAL INVESTMENTS - 100.6% (Cost $64,482,698)		$65,270,925
Liabilities in Excess of Other Assets - (0.6)%		(364,606)
TOTAL NET ASSETS - 100.0%		$64,906,319

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Tema ETF Trust
Tema Obesity & Cardiometabolic ETF
Notes to Quarterly Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Tema Obesity and Cardiometabolic ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$63,809,205	$–	$–	$63,809,205
Money Market Funds	1,461,720	–	–	1,461,720
Total Assets	$65,270,925	$–	$–	$65,270,925

Refer to the Schedule of Investments for industry classifications.

Tema Obesity and Cardiometabolic ETF invested, as a percentage of net assets, in the following countries and sectors as of May 31, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of May 31, 2024

(% of Net Assets)
United States	$51,931,816	80.1%
Denmark	5,480,470	8.4
United Kingdom	2,542,522	3.9
Ireland	1,859,142	2.9
Switzerland	1,838,309	2.8
Japan	1,618,666	2.5
Liabilities in Excess of Other Assets	(364,606)	(0.6)
	$64,906,319	100.0%

Sector Classification as of May 31, 2024
(% of Net Assets)
Health Care	$63,083,100	97.2%
Financials	726,105	1.1
Money Market Funds	1,461,720	2.3
Liabilities in Excess of Other Assets	(364,606)	(0.6)
	$64,906,319	100.0%